Fair Value Measurements (Details) - Schedule of Changes in Fair Value of the Forward Purchase Agreement Liabilities - Earnout Shares Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value of the Forward Purchase Agreement Liabilities [Line Items]
Liabilities at beginning of the period	$ 1,964,000
Assumed in the Business Combination		49,894,000
Change in fair value	(1,353,000)	(47,930,000)
Liabilities at end of the period	$ 611,000	$ 1,964,000